Cover	Feb. 22, 2023
Cover [Abstract]
Entity Registrant Name	RANGER GOLD CORP.
Entity Central Index Key	0001434740
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K, dated February 22, 2023, that was filed with the Securities and Exchange Commission (the “SEC”) on February 22, 2023 (the “Original Current Report”) by Ranger Gold Corp. (the “Company”) concerning the Company’s decision to engage Michael Gillespie & Associates, PLLC (“MGA”) as the Company’s independent registered public accounting firm to audit the Company’s consolidated financial statements for the year ending March 31, 2023 (the “2023 Audit”)following the dismissal of BF Borgers CPA PC (“Borgers”) as the Company’s independent registered public accounting firm and updates Item 4.01. Except as specifically described above, no other substantive changes have been made to the disclosure set forth in the Original Report..
Entity Emerging Growth Company	true
Document Period End Date	Feb. 22, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	000-53817
Entity Tax Identification Number	74-3206736
Entity Address Address Line 1	0 West Park Avenue
Entity Address Address Line 2	Suite 207
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11561
City Area Code	516
Local Phone Number	442-1883
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address City Or Town	Long Beach